Pay vs Performance Disclosure	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 27, 2024	Jan. 29, 2024	Apr. 27, 2024 USD ($) Companies	Apr. 29, 2023 USD ($)	Apr. 30, 2022 USD ($)	May 01, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VS. PERFORMANCE
As required by SEC rules, we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last four completed fiscal years. In determining the “compensation actually paid” to our named executive officers in the table below, we are required to make various adjustments to amounts reported in the Summary Compensation Table for this year and in previous years, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. The “compensation actually paid” data reflected in the table below may not reflect amounts actually realized by our named executive officers.
For information concerning the decisions made by our Compensation Committee with respect to compensation for the named executive officers for each fiscal year, please see the Compensation Discussion and Analysis sections of this proxy statement and the proxy statements for the other fiscal years covered in the table below. A significant portion of “compensation actually paid” amounts shown relates to changes in values of unvested awards over the course of the reporting year. These unvested awards remain subject to significant risk from forfeiture conditions and possible future declines in value based on changes in our stock price. The ultimate values actually realized by our named executive officers from unvested equity awards will not be determined until the awards fully vest.
The following table summarizes compensation paid to our Chief Executive Officer serving as of the end of our fiscal year end (referred to in the tables below as our PEO) and our former Chief Executive Officer (referred to in the tables below as our former PEO) as set forth in our Summary Compensation Table, the adjusted values of compensation actually paid to our PEO and former PEO, average compensation paid to our named executive officers other than our PEO and former PEO as set forth in our Summary Compensation Table, and the adjusted values of average compensation actually paid to such other named executive officers, each as calculated in accordance with SEC rules, as well as certain Company and peer group performance measures, in each case for the four fiscal years ended April 27, 2024.
Fiscal Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Summary Compensation Table Total for Former PEO ($)(1)	Compensation Actually Paid to Former PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ In Millions)(6)	EBITDA ($ In Millions)(7)
							Total Shareholder Return ($)(4)	Peer Group Total Shareholder Return ($)(5)
2024	4,017,227	2,662,627	2,206,047	(5,346,078)	807,926	228,210	46	187	(123.3)	(53.5)
2023	—	—	3,088,086	1,730,586	1,213,051	960,800	149	169	77.1	142.3
2022	—	—	2,297,776	2,177,776	933,371	907,572	160	158	102.2	174.6
2021	—	—	13,331,554	19,575,304	3,200,990	4,539,230	159	171	122.3	191.6
(1)
Mr. Duda was the CEO from the start of fiscal 2021 through January 29, 2024. Mr. Avula was appointed CEO on January 29, 2024 and held that position at our fiscal year end. These amounts reflect the total compensation reported for Mr. Avula or Mr. Duda, as applicable, in the “Total” column of the Summary Compensation Table for the relevant fiscal year.

(2)
The chart below details the additions to and deductions from the total compensation reported for Mr. Avula, Mr. Duda, and the other NEOs as a group in the Summary Compensation Table in order to calculate and reflect the adjusted values of the Compensation Actually Paid for fiscal year 2024.

	Fiscal 2024
	PEO	Former PEO	Average of other NEOs
Summary Compensation Table Total	$4,017,227	$2,206,047	$807,926
Adjustments:
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	($3,125,000)	—	—
Increase based on ASC 718 fair value of awards granted during fiscal year that remain unvested as of fiscal year end, determined as of fiscal year end	$1,770,400	—	—
Increase based on ASC 718 fair value of awards granted during fiscal year that vested during fiscal year, determined as of vesting date	—	—	—
Increase (decrease) for awards granted prior to fiscal year that were outstanding and unvested as of fiscal year end, determined based on change in ASC 718 fair value from prior fiscal year end to fiscal year end	—	—	$(579,716)
	Fiscal 2024
	PEO	Former PEO	Average of other NEOs
Increase (decrease) for awards granted prior to fiscal year that vested during fiscal year, determined based on change in ASC 718 fair value from prior fiscal year end to vesting date	—	$(7,552,125)	—
Deduction of ASC 718 fair value of awards granted prior to fiscal year that were forfeited during fiscal year, determined as of prior fiscal year end	—	—	—
Compensation Actually Paid	$2,662,627	$(5,346,078)	$228,210
(3)
These amounts reflect the average total compensation reported for the Company’s named executive officers as a group (excluding Mr. Avula and Mr. Duda) in the “Total” column of the Summary Compensation Table for each corresponding year. The Non-PEO named executive officers are comprised of the following: fiscal 2024 – Mr. Tsoumas, Ms. Barry, Mr. Martin and Mr. Shetty; fiscal 2023 - Mr. Tsoumas, Mr. Khoury, Ms. Barry and Ms. Vyverberg; and fiscal 2022 and 2021 - Mr. Tsoumas, Mr. Khoury, Ms. Barry and Mr. Martin.

(4)	Total Shareholder Return (TSR) assumes that $100 was invested in the Company’s common stock beginning on May 3, 2020 and that all dividends and distributions were reinvested on a quarterly basis.
(5)
The peer group is made up of the same 15 companies in our peer group used for executive compensation benchmarking as described above under “Market Benchmarking and Positioning of Fiscal 2024 Executive Compensation.” Peer group TSR is calculated under the same assumptions as Company TSR.

(6)	Reflects “Net income” in the Company’s Consolidated Income Statements included in the Company’s Annual Reports on Form 10-K for each of the applicable fiscal years.
(7)
EBITDA was selected as the additional metric to be included in the table above (as the Company-Selected Measure under applicable SEC rules), as the financial performance measure that, in the Company’s assessment, represents the most important performance measure not otherwise required to be disclosed in the table and used by the Company to link executive compensation to Company performance. A detailed EBITDA reconciliation for our fiscal years 2024 and 2023 can be found in our fourth quarter 2024 earnings release included as Exhibit 99.1 to the Company’s Current Report on Form 8-K furnished with the SEC on July 11, 2024.

Company Selected Measure Name			EBITDA
Named Executive Officers, Footnote
(1)
Mr. Duda was the CEO from the start of fiscal 2021 through January 29, 2024. Mr. Avula was appointed CEO on January 29, 2024 and held that position at our fiscal year end. These amounts reflect the total compensation reported for Mr. Avula or Mr. Duda, as applicable, in the “Total” column of the Summary Compensation Table for the relevant fiscal year.

(3)
These amounts reflect the average total compensation reported for the Company’s named executive officers as a group (excluding Mr. Avula and Mr. Duda) in the “Total” column of the Summary Compensation Table for each corresponding year. The Non-PEO named executive officers are comprised of the following: fiscal 2024 – Mr. Tsoumas, Ms. Barry, Mr. Martin and Mr. Shetty; fiscal 2023 - Mr. Tsoumas, Mr. Khoury, Ms. Barry and Ms. Vyverberg; and fiscal 2022 and 2021 - Mr. Tsoumas, Mr. Khoury, Ms. Barry and Mr. Martin.

Peer Group Issuers, Footnote
(5)
The peer group is made up of the same 15 companies in our peer group used for executive compensation benchmarking as described above under “Market Benchmarking and Positioning of Fiscal 2024 Executive Compensation.” Peer group TSR is calculated under the same assumptions as Company TSR.

Adjustment To PEO Compensation, Footnote
(2)
The chart below details the additions to and deductions from the total compensation reported for Mr. Avula, Mr. Duda, and the other NEOs as a group in the Summary Compensation Table in order to calculate and reflect the adjusted values of the Compensation Actually Paid for fiscal year 2024.

	Fiscal 2024
	PEO	Former PEO	Average of other NEOs
Summary Compensation Table Total	$4,017,227	$2,206,047	$807,926
Adjustments:
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	($3,125,000)	—	—
Increase based on ASC 718 fair value of awards granted during fiscal year that remain unvested as of fiscal year end, determined as of fiscal year end	$1,770,400	—	—
Increase based on ASC 718 fair value of awards granted during fiscal year that vested during fiscal year, determined as of vesting date	—	—	—
Increase (decrease) for awards granted prior to fiscal year that were outstanding and unvested as of fiscal year end, determined based on change in ASC 718 fair value from prior fiscal year end to fiscal year end	—	—	$(579,716)
	Fiscal 2024
	PEO	Former PEO	Average of other NEOs
Increase (decrease) for awards granted prior to fiscal year that vested during fiscal year, determined based on change in ASC 718 fair value from prior fiscal year end to vesting date	—	$(7,552,125)	—
Deduction of ASC 718 fair value of awards granted prior to fiscal year that were forfeited during fiscal year, determined as of prior fiscal year end	—	—	—
Compensation Actually Paid	$2,662,627	$(5,346,078)	$228,210

Non-PEO NEO Average Total Compensation Amount			$ 807,926	$ 1,213,051	$ 933,371	$ 3,200,990
Non-PEO NEO Average Compensation Actually Paid Amount			$ 228,210	960,800	907,572	4,539,230
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The chart below details the additions to and deductions from the total compensation reported for Mr. Avula, Mr. Duda, and the other NEOs as a group in the Summary Compensation Table in order to calculate and reflect the adjusted values of the Compensation Actually Paid for fiscal year 2024.

	Fiscal 2024
	PEO	Former PEO	Average of other NEOs
Summary Compensation Table Total	$4,017,227	$2,206,047	$807,926
Adjustments:
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	($3,125,000)	—	—
Increase based on ASC 718 fair value of awards granted during fiscal year that remain unvested as of fiscal year end, determined as of fiscal year end	$1,770,400	—	—
Increase based on ASC 718 fair value of awards granted during fiscal year that vested during fiscal year, determined as of vesting date	—	—	—
Increase (decrease) for awards granted prior to fiscal year that were outstanding and unvested as of fiscal year end, determined based on change in ASC 718 fair value from prior fiscal year end to fiscal year end	—	—	$(579,716)
	Fiscal 2024
	PEO	Former PEO	Average of other NEOs
Increase (decrease) for awards granted prior to fiscal year that vested during fiscal year, determined based on change in ASC 718 fair value from prior fiscal year end to vesting date	—	$(7,552,125)	—
Deduction of ASC 718 fair value of awards granted prior to fiscal year that were forfeited during fiscal year, determined as of prior fiscal year end	—	—	—
Compensation Actually Paid	$2,662,627	$(5,346,078)	$228,210

Compensation Actually Paid vs. Total Shareholder Return
Relationship of Compensation Actually Paid to Financial Measures. The following charts compare the relationship of the compensation actually paid to Mr. Avula and Mr. Duda and the average compensation actually paid to our named executive officers other than Mr. Avula and Mr. Duda to the respective financial measures set forth therein, for the periods indicated.

Compensation Actually Paid vs. Net Income
Relationship of Compensation Actually Paid to Financial Measures. The following charts compare the relationship of the compensation actually paid to Mr. Avula and Mr. Duda and the average compensation actually paid to our named executive officers other than Mr. Avula and Mr. Duda to the respective financial measures set forth therein, for the periods indicated.

Compensation Actually Paid vs. Company Selected Measure
Relationship of Compensation Actually Paid to Financial Measures. The following charts compare the relationship of the compensation actually paid to Mr. Avula and Mr. Duda and the average compensation actually paid to our named executive officers other than Mr. Avula and Mr. Duda to the respective financial measures set forth therein, for the periods indicated.

Total Shareholder Return Vs Peer Group
Relationship of Compensation Actually Paid to Financial Measures. The following charts compare the relationship of the compensation actually paid to Mr. Avula and Mr. Duda and the average compensation actually paid to our named executive officers other than Mr. Avula and Mr. Duda to the respective financial measures set forth therein, for the periods indicated.

Tabular List, Table
Most Important Financial Performance Measures. The three items listed below are the most important financial performance measures we used in fiscal 2024 to determine compensation for our named executive officers, as further described above in the Compensation Discussion & Analysis section under “Components of Fiscal 2024 Compensation.”
•	EBITDA
•	New business bookings
•	Gross margin

Total Shareholder Return Amount			$ 46	149	160	159
Peer Group Total Shareholder Return Amount			187	169	158	171
Net Income (Loss)			$ (123,300,000)	$ 77,100,000	$ 102,200,000	$ 122,300,000
Company Selected Measure Amount			(53,500,000)	142,300,000	174,600,000	191,600,000
PEO Name	Mr. Avula	Mr. Duda		Mr. Duda	Mr. Duda	Mr. Duda
Number of peer companies in peer group | Companies			15
Measure:: 1
Pay vs Performance Disclosure
Name			EBITDA
Non-GAAP Measure Description
(7)
EBITDA was selected as the additional metric to be included in the table above (as the Company-Selected Measure under applicable SEC rules), as the financial performance measure that, in the Company’s assessment, represents the most important performance measure not otherwise required to be disclosed in the table and used by the Company to link executive compensation to Company performance. A detailed EBITDA reconciliation for our fiscal years 2024 and 2023 can be found in our fourth quarter 2024 earnings release included as Exhibit 99.1 to the Company’s Current Report on Form 8-K furnished with the SEC on July 11, 2024.

Measure:: 2
Pay vs Performance Disclosure
Name			New business bookings
Measure:: 3
Pay vs Performance Disclosure
Name			Gross margin
Mr. Avula [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 4,017,227	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount			2,662,627	0	0	0
Mr. Duda [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			2,206,047	3,088,086	2,297,776	13,331,554
PEO Actually Paid Compensation Amount			(5,346,078)	$ 1,730,586	$ 2,177,776	$ 19,575,304
PEO | Mr. Avula [Member] | Amounts Reported Under the “Stock Awards” Column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,125,000)
PEO | Mr. Avula [Member] | ASC 718 Fair Value of Awards Granted During Fiscal Year that Remain Unvested as of Fiscal Year End, Determined as of Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,770,400
PEO | Mr. Avula [Member] | ASC 718 Fair Value of Awards Granted During Fiscal Year that Vested During Fiscal Year, Determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Avula [Member] | Awards Granted Prior to Fiscal Year that were Outstanding and Unvested as of Fiscal Year End, Determined Based on Change in ASC 718 Fair Value from Prior Fiscal Year End to Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Avula [Member] | Awards Granted Prior to Fiscal Year that Vested During Fiscal Year, Determined Based on Change in ASC 718 Fair Value from Prior Fiscal Year End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Avula [Member] | ASC 718 Fair Value of Awards Granted Prior to Fiscal Year that were Forfeited During Fiscal Year, Determined as of Prior Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Duda [Member] | Amounts Reported Under the “Stock Awards” Column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Duda [Member] | ASC 718 Fair Value of Awards Granted During Fiscal Year that Remain Unvested as of Fiscal Year End, Determined as of Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Duda [Member] | ASC 718 Fair Value of Awards Granted During Fiscal Year that Vested During Fiscal Year, Determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Duda [Member] | Awards Granted Prior to Fiscal Year that were Outstanding and Unvested as of Fiscal Year End, Determined Based on Change in ASC 718 Fair Value from Prior Fiscal Year End to Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Duda [Member] | Awards Granted Prior to Fiscal Year that Vested During Fiscal Year, Determined Based on Change in ASC 718 Fair Value from Prior Fiscal Year End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(7,552,125)
PEO | Mr. Duda [Member] | ASC 718 Fair Value of Awards Granted Prior to Fiscal Year that were Forfeited During Fiscal Year, Determined as of Prior Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Amounts Reported Under the “Stock Awards” Column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | ASC 718 Fair Value of Awards Granted During Fiscal Year that Remain Unvested as of Fiscal Year End, Determined as of Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | ASC 718 Fair Value of Awards Granted During Fiscal Year that Vested During Fiscal Year, Determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Awards Granted Prior to Fiscal Year that were Outstanding and Unvested as of Fiscal Year End, Determined Based on Change in ASC 718 Fair Value from Prior Fiscal Year End to Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(579,716)
Non-PEO NEO | Awards Granted Prior to Fiscal Year that Vested During Fiscal Year, Determined Based on Change in ASC 718 Fair Value from Prior Fiscal Year End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | ASC 718 Fair Value of Awards Granted Prior to Fiscal Year that were Forfeited During Fiscal Year, Determined as of Prior Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0